Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP, PR
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
The Plan Sponsor has evaluated subsequent events from the statement of net assets available for plan benefits date through June 16, 2026, the date at which the financial statements were issued, and no events were noted which warrant adjustments to, or disclosure in, the financial statements.